Share-Based Compensation - Weighted-average Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Black-Scholes-Merton option valuation model based on weighted-average assumptions [Abstract]
Expected term	6 years	6 years
Risk-free interest rate	3.79%	4.06%
Expected volatility	120.60%	127.00%
Dividends	0.00%	0.00%
Resulting fair value	$ 1.39	$ 4.47